Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Product revenue	$ 78,302	$ 55,165	$ 77,389	$ 58,970
Development, service and licensing revenue	330	687	1,090	4,793
Total revenue	78,632	55,852	78,479	63,763
Cost of revenue:
Cost of product revenue	37,408	26,889	37,360	29,003
Cost of development, service and licensing revenue	159	156	273	1,118
Total cost of revenue	37,567	27,045	37,633	30,121
Gross profit	41,065	28,807	40,846	33,642
Operating expenses:
Research and development expense	17,782	12,488	17,579	14,287
Sales and marketing expense	15,902	10,151	14,579	10,825
General and administrative expense	8,214	5,089	7,087	6,115
Offering costs				1,959
Total operating expenses	41,898	27,728	39,245	33,186
Income (loss) from operations	(833)	1,079	1,601	456
Interest income (expense) and other income (expense), net:
Interest expense	(1,322)	(742)	(1,208)	(901)
Interest income and other income (expense), net	477	(177)	673	838
Total interest income (expense) and other, net	(845)	(919)	(535)	(63)
Income (loss) before tax expense	(1,678)	160	1,066	393
Income tax expense	(98)	(78)	(166)	(96)
Net income (loss)	(1,776)	82	900	297
Less: Accretion of preferred stock	(6,258)	(8,476)	(11,301)	(11,301)
Net loss attributable to common stockholders—basic and diluted	$ (8,034)	$ (8,394)	$ (10,401)	$ (11,004)
Net loss per share attributable to common stockholders—basic and diluted	$ (1.01)	$ (2.20)	$ (2.67)	$ (3.30)
Weighted-average shares used to compute net loss per share attributable to common stockholders—basic and diluted	7,991	3,813	3,893	3,338